Income taxes - Recognized in OCI (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income taxes
Gain (loss) on change in the fair value of equity investments of FVTOCI	$ 11.4	$ (21.4)
Cumulative translation adjustment	32.3	(68.3)
Other comprehensive income (loss)	43.7	(89.7)
Gain (loss) on change in the fair value of equity investments at FVTOCI	(1.5)	3.0
Other comprehensive income (loss)	(1.5)	3.0
Deferred tax	(1.5)	3.0
Gain (loss) on change in the fair value equity investments at FVTOCI	9.9	(18.4)
Cumulative translation adjustment	32.3	(68.3)
Other comprehensive income (loss)	$ 42.2	$ (86.7)